UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Tisbury Capital (North America) LP

   Address:   2 International Place, 24th Floor
              Boston, MA  02110

   Form 13F File Number:   28-        (Number not yet assigned)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Gerard Griffin
   Title:   Managing Director
   Phone:   617-892-7700

Signature, Place and Date of Signing:



   /s/ Gerard Griffin            London, England            May 15, 2007

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Tisbury Capital (North America) LP
Report for Period Ended:  03/31/2007

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           36
   Form 13F Information Table Value Total:     $508,331 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
GLOBALSANTAFE CORP             SHS              G3930E101    16064   260446 SH                            260446
NOBLE CORP                     SHS              G65422100    12404   157656 SH                            157656
ALTRIA GROUP INC               COM              02209S103    17562   200000 SH                            200000
ALTRIA GROUP INC               COM              02209S103     3792  1601000 SH  CALL                        3792
AMGEN INC                      COM              031162100     4090    73200 SH       OTHER                 73200
ANNTAYLOR STORES CORP          COM              036115103    15043   387900 SH                            387900
CVS CORP                       COM              126650100     7402   216817 SH                            216817
CACHE INC                      COM NEW          127150308     7154   403021 SH                            403021
CHENIERE ENERGY INC            COM NEW          16411R208    21128   678264 SH                            678264
CHICAGO MERCANTILE HLDGS INC   CL A             167760107    26143    49098 SH                             49098
CHRISTOPHER & BANKS CORP       COM              171046105    12169   625000 SH                            625000
CHRISTOPHER & BANKS CORP       COM              171046105      720   200000 SH  PUT                       200000
COVENTRY HEALTH CARE INC       COM              222862104     3172    56600 SH       OTHER                 56600
ENSCO INTL INC                 COM              26874Q100    27817   511338 SH                            511338
FIRSTFED FINL CORP             COM              337907109    25125   442100 SH                            442100
FREEPORT-MCMORAN COPPER & GOLD CL B             35671D857     9359   141400 SH                            141400
FREEPORT-MCMORAN COPPER & GOLD CL B             35671D857    16214  1340000 SH  CALL                     1340000
GENCORP INC                    COM              368682100     1581   114200 SH                            114200
GENESCO INC                    COM              371532102    10814   260400 SH                            260400
HEALTHSPRING INC               COM              42224N101     5040   213998 SH       OTHER                213998
HERSHEY CO                     COM              427866108       89    59300 SH  PUT                        59300
INVITROGEN CORP                COM              46185R100     5025    78945 SH       OTHER                 78945
MONOGRAM BIOSCIENCES INC       COM              60975U108     4503  2320914 SH       OTHER               2320914
NYMEX HOLDINGS INC             COM              62948N104    28150   207350 SH                            207350
PEPSICO INC                    COM              713448108    37419   588719 SH                            588719
SALLY BEAUTY HLDGS INC         COM              79546E104      735    80000 SH                             80000
STATE STR CORP                 COM              857477103    41495   640854 SH                            640854
STATE STR CORP                 COM              857477103     6350  1700000 SH  CALL                     1700000
STERLING BANCSHARES INC        COM              858907108     7671   686100 SH                            686100
TEMPLE INLAND INC              COM              879868107     9977   167000 SH                            167000
THRESHOLD PHARMACEUTICAL INC   COM              885807107     1412   960752 SH       OTHER                960752
UNITEDHEALTH GROUP INC         COM              91324P102    86399  1631094 SH       OTHER               1631094
UNITEDHEALTH GROUP INC         COM              91324P102     3836  4321800 SH  CALL OTHER               4321800
UNITEDHEALTH GROUP INC         COM              91324P102      462  1320000 SH  PUT  OTHER               1320000
URBAN OUTFITTERS INC           COM              917047102    31812  1200000 SH                           1200000
WELLPOINT INC                  COM              94973V107      203     2500 SH       OTHER                  2500